Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments
Amount contractually committed for the acquisition of plant and equipment	$ 15,204	$ 15,791	$ 44,315	$ 2,448
Percentage contractually committed for the acquisition of plant and equipment	99.00%	99.00%	17.00%	60.00%